Convertible Debentures - Windsor Private Capital (Details)												1 Months Ended		12 Months Ended
	Jan. 06, 2021 $ / shares shares	Dec. 10, 2020 CAD ($) $ / shares	Dec. 08, 2020 CAD ($) $ / shares Y	Nov. 18, 2020 CAD ($) $ / shares shares	Jan. 06, 2020 CAD ($) $ / shares Y shares	Dec. 14, 2019 CAD ($) $ / shares shares	Nov. 14, 2019 CAD ($) $ / shares shares	Jul. 24, 2019 CAD ($)	Jun. 17, 2019 CAD ($) $ / shares shares	Apr. 10, 2019 CAD ($) $ / shares shares	Nov. 28, 2018 CAD ($) $ / shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 CAD ($) $ / shares Y	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 CAD ($) $ / shares Y	Dec. 07, 2020	Oct. 31, 2019 CAD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Warrants issued | shares														58,823,529
Number of common shares for each warrant | shares	15
Warrants exercise price | $ / shares												$ 2.5995	$ 0.4159	$ 2.5995	$ 0.4159		$ 0.6083
Outstanding debt												$ 17,493,000	$ 4,528,000	$ 17,493,000	$ 4,528,000
Derivative liability												10,724,000	5,796,000	10,724,000	5,796,000		$ 6,609,000
Equity component												$ 859,000	1,965,000	859,000	1,965,000
Gain loss on extinguishment of debenture														$ (588,000)	(142,000)
Common Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Number of common shares for each warrant | shares							1		1
Warrants exercise price | $ / shares							$ 0.50		$ 0.85
Warrants term							2 years		2 years
Senior secured, non-revolving term credit facility
Disclosure of detailed information about borrowings [line items]
Principal amount of loan			$ 1,000,000		$ 10,000,000
Available to draw down					6,000,000
Available to draw subject to satisfaction of condition					$ 4,000,000
Period of extension for debt instrument					1 year
Period of hold for debt instrument					6 months
Maturity period					1 year
Placement fee percentage					3.50%
Number of warrants issuable | shares	1				1
Warrants issued | shares	58,823,529
Number of common shares for each warrant | shares	0.17
Warrants exercise price | $ / shares	$ 3.83
Warrants term	2 years
Interest rate			10.00%		11.50%											11.50%
Unused capacity					$ 5,000,000
Outstanding debt			$ 5,000,000		5,000,000
Proceeds from convertible debentures					5,000,000
Proceeds from convertible debentures net of transaction costs					4,743,000
Debt transaction costs paid					257,000
Derivative liability					364,000
Fair value liability component			5,577,000		4,309,000
Equity component					$ 327,000
Gain loss on extinguishment of debenture			$ 199,000
Shares issued for debt | shares												2,345,097
Warrants cancelled | shares												23,529,412
Senior secured, non-revolving term credit facility | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares			$ 0.17		$ 0.17
Senior secured, non-revolving term credit facility | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares			$ 2.55		$ 2.55
Senior secured, non-revolving term credit facility | Common Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Original principal amount of debenture					$ 0.17
Warrants issued | shares					58,823,529
Number of common shares for each warrant | shares					1
Warrants exercise price | $ / shares					$ 0.255
Warrants term					2 years
Fair value of warrants			$ 389,000		$ 364,000								266,000		266,000
Gains on change in fair value of derivatives													98,000
Senior secured, non-revolving term credit facility | Equity Conversion Option
Disclosure of detailed information about borrowings [line items]
Fair value of warrants			199,000
Transaction costs capitalized					$ 257,000
Conversion option fair value													498,000		$ 498,000
Unrealized loss on the derivative liability													$ 171,000
Gains on change in fair value of derivatives			176,000
Amount of derivative liability moved to convertible debenture - equity			$ 199,000
Senior secured, non-revolving term credit facility | Share price
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | $ / shares	6.72
Senior secured, non-revolving term credit facility | Share price | Common Share Purchase Warrants | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | $ / shares			0.165		0.16								0.145		0.145
Senior secured, non-revolving term credit facility | Share price | Common Share Purchase Warrants | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | $ / shares					2.40
Senior secured, non-revolving term credit facility | Share price | Equity Conversion Option
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | $ / shares													0.145		0.145
Senior secured, non-revolving term credit facility | Share price | Equity Conversion Option | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | $ / shares					0.16
Senior secured, non-revolving term credit facility | Expected term
Disclosure of detailed information about borrowings [line items]
Warrants term	1 year 2 months 1 day
Senior secured, non-revolving term credit facility | Expected term | Common Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input			1.0		2								1.4		1.4
Senior secured, non-revolving term credit facility | Expected term | Equity Conversion Option
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | Y			1.0		2								1.4		1.4
Senior secured, non-revolving term credit facility | Volatility
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input	70
Senior secured, non-revolving term credit facility | Volatility | Common Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input			35		70								70		70
Senior secured, non-revolving term credit facility | Volatility | Equity Conversion Option
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input			35		70								70		70
Senior secured, non-revolving term credit facility | Risk free interest rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | $ / shares	3.83
Senior secured, non-revolving term credit facility | Risk free interest rate | Common Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input			0.52		0.52								0.52		0.52
Senior secured, non-revolving term credit facility | Risk free interest rate | Equity Conversion Option
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input			0.52		1.98								0.52		0.52
Senior secured, non-revolving term credit facility | Exercise price | Common Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input			0.255		0.255								0.255		0.255
Senior secured, non-revolving term credit facility | Exercise price | Equity Conversion Option
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | $ / shares			0.17		0.255								0.255		0.255
Senior secured, non-revolving term credit facility | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input	0.1		18
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Principal amount of loan		$ 1,250,000									$ 20,000
Maturity period						2 years	2 years	3 years	2 years	2 years	2 years
Number of warrants issuable | shares							1		1
Original principal amount of debenture							$ 0.252		$ 0.75
Interest rate		8.50%				10.00%	10.00%	8.50%	10.00%	10.00%	8.50%
Outstanding debt								$ 10,808,000
Debt transaction costs paid															$ 260,000
Fair value liability component		$ 1,062,000				$ 1,707,000	$ 1,707,000		$ 2,732,000	$ 7,138,000
Equity component		$ 188,000					$ 189,000		$ 468,000	$ 1,222,000
Warrant, measurement input							22		22	22
Unrealized loss on the derivative liability						$ 505,000
Unsecured convertible debentures | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares		$ 0.22				$ 0.252	$ 0.252		$ 0.75	$ 0.75	$ 0.75
Unsecured convertible debentures | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares		$ 3.30								$ 11.25	$ 11.25
Unsecured convertible debentures | Meta Growth Corp.
Disclosure of detailed information about borrowings [line items]
Fair value liability component				$ 18,809,000
Shares issued for debt | shares				6,409,090
Unsecured convertible debentures | Meta Growth Corp. | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares				$ 0.22
Unsecured convertible debentures | Meta Growth Corp. | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares				$ 3.30
Unsecured convertible debentures | Common Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Number of warrants issuable | shares						1				1
Original principal amount of debenture						$ 0.252				$ 0.75
Warrants issued | shares										11,146,667
Number of common shares for each warrant | shares						1				1
Warrants exercise price | $ / shares						$ 0.50				$ 0.85
Warrants term						2 years				2 years
Equity component						$ 175,000	$ 104,000
Unsecured convertible debentures | Equity Conversion Option
Disclosure of detailed information about borrowings [line items]
Fair value liability component						$ 167,000
Unsecured convertible debentures | Equity Conversion Option | Meta Growth Corp.
Disclosure of detailed information about borrowings [line items]
Fair value liability component				$ 9,008,000
Unsecured convertible debentures | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input		15				22
Unsecured convertible debentures | Risk Adjusted discount rate | Meta Growth Corp.
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input				15